                             AIM FLOATING RATE FUND

                        Supplement dated October 5, 2005
         to the Statement of Additional Information dated April 29, 2005 as supplemented July 1, 2005



Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND EXECUTIVE OFFICERS - INDEPENDENT TRUSTEES" in the Statement of Additional
Information:

                                TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR                                                       OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE       OFFICER                                                               HELD
          TRUST                  SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           BY TRUSTEE
-------------------------       -------      -------------------------------------------     --------------------
INDEPENDENT TRUSTEES

Raymond Stickel, Jr. - 1944        2005      Retired                                         None"
Trustee
                                             Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.

The following information replaces in its entirety the fourth paragraph appearing under the heading "OTHER INFORMATION - CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT AND REGISTRAR" in the Statement of Additional
Information:

         "AIM Investment Services, Inc. (the "Transfer Agent"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent and registrar for the Fund. The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and the Transfer Agent provides that the Transfer Agent will perform certain shareholder services for the Fund. For servicing accounts holding Class B and C Shares, the TA Agreement provides that the Trust will pay the Transfer Agent at a rate of $21.60 per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month."